RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
(In thousands of U.S. Dollars)	2020	2019	2018
Salaries	$391	$410	$432
Directors' fees	35	36	36
Share-based payments	85	60	53
	$511	$506	$521